Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets

Set out below is the carrying amount of financial assets as of December 31, 2018

	NOTE	As of December 31, 2018
		(Thousands of yen)
Financial assets measured at amortized cost
Trade and other receivables		4,647,761
Lease deposit receivable		2,441,289
Construction loan receivable from lessors	(i)	756,106
Other financial assets		17,037

Equity instruments designated at fair value through OCI
Investment securities		15,358
Other non-current financial assets		170

Financial assets measured at fair value through profit or loss
Other non-current financial assets		65,032

Total financial assets		7,942,753

Trade and other receivables		4,647,761
Current portion of construction loan receivable from lessors	(i)	70,384
Other current financial assets		5,360
Lease deposits receivable		2,441,289
Construction loan receivable loan from lessors	(i)	685,722
Other non-current financial assets		92,237

Total		7,942,753

Set out below is the carrying amount of financial assets as of December 31, 2017

	NOTE	As of December 31, 2017
		(Thousands of yen)
AFS financial assets
Quoted equity shares		17,898

Loans and receivables
Trade and other receivables		2,844,337
Long-term deposits		30,695
Other financial assets		72,433
Lease deposits receivable		1,732,892

Total financial assets		4,698,255

Trade and other receivables		2,844,337
Current portion of construction loan receivable from lessors	(i)	6,960
Other current financial assets		11,815
Lease deposits receivable		1,732,892
Construction loan receivable from lessors	(i)	48,029
Other non-current financial assets		54,222

Total		4,698,255

(i)

Due to the increase in the materiality of construction loan receivable from lessors in 2018, the amount, which had in previous periods been included in other current and other non-current financial assets, is disclosed separately within current assets and non-current assets in this accounting period respectively. This change was also reflected in the comparative period information accordingly.

Summary of Financial Liabilities (Interest-Bearing Loans and Borrowings)
11.2	Financial Liabilities Interest-bearing loans and borrowings

	NOTE	Maturity	As of December 31, 2018	As of December 31, 2017
			(Thousands of yen)
Financial liabilities at amortized cost, interest-bearing loans and borrowings
Secured long-term bank borrowings at variable interest rates	(i)		—	1,340,446
Unsecured long-term bank borrowings at fixed interest rates	(ii)	2019-2021	2,465,992	1,175,975
Unsecured long-term bank borrowings at variable interest rates	(iii)	2019-2021	2,735,420	14,000

Total interest-bearing loans and bank borrowings			5,201,412	2,530,421

Total current			2,270,134	1,091,898
Total non-current			2,931,278	1,438,523

Total			5,201,412	2,530,421

(i)

The secured long-term bank borrowings were interest-bearing at Tokyo Interbank Offered Rate (“TIBOR”) plus 0.5% per annum. Interest rate as of December 31, 2017 was 0.55% per annum. Covenants with a financial institution required the Company to maintain ordinary income in the statements of profit or loss on a stand-alone basis prepared in accordance with Japanese GAAP, for each fiscal year ended, on or after December 31, 2015.

Secured borrowings are secured on the Group’s assets. Refer to Note 36 for further details.

(ii)	The unsecured long-term bank borrowings are interest-bearing at weighted average fixed rates at December 31, 2018 and 2017 of 0.74% and 0.87% per annum, respectively.
(iii)

The unsecured long-term bank borrowings are interest-bearing at TIBOR plus 0.46% to 0.56% (December 31, 2017: TIBOR plus 1.15% to 1.43%). Weighted average interest rates as of December 31, 2018 and 2017 are 0.49% and 1.21% per annum, respectively. Covenants with a financial institution require the Company to maintain ordinary income in the statements of profit or loss on a stand-alone basis prepared in accordance with Japanese GAAP (profit excluding extraordinary items, such as impairment losses and provisions for onerous lease contracts from profit before tax), for each fiscal year ended, on or after December 31, 2017. The Group was in compliance with the covenant requirements as at December 31, 2018.

Summary of Financial Liabilities (Other than Interest-Bearing Loans and Borrowings)
11.3	Financial liabilities

	As of December 31, 2018	As of December 31, 2017
	(Thousands of yen)
Financial liabilities at amortized cost, other than interest-bearing loans and borrowings
Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Franchise deposit liabilities	1,226,396	634,017
Construction accounts payable	1,003,212	336,908
Other financial liabilities	25,621	13,173

Total other financial liabilities	11,062,729	6,423,740

Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Other current financial liabilities	1,017,362	342,524
Other non-current financial liabilities	1,237,867	641,574

Total	11,062,729	6,423,740

Summary of Carrying Amount of Financial Assets Measured at Amortised Cost and Movement of Loss Allowance Credit Risk Exposure

Set out below is the carrying amount of financial assets measured at amortized cost and the movement of loss allowance the credit risk exposure on the Group’s trade receivables and other financial assets.

	2018
	Simplified approach for trade receivables and lease receivables	Financial assets measured at an amount equal to 12-month expected credit losses	Financial assets measured at an amount equal to life time credit losses	Financial assets considered credit impaired	Total
	(Thousands of yen)
Carrying amount
As of December 31, 2017	2,844,337	1,836,020	—	12,142	4,692,499

Amounts transferred to credit-impaired financial assets	—	(1,838)	—	1,838	—
Amounts written-off during the year	—	—	—	(2,315)	(2,315)
Change during the year	1,803,424	1,380,250	—	—	3,183,674

As of December 31, 2018	4,647,761	3,214,432	—	11,665	7,873,858

	2018
	Simplified approach for trade receivables and lease receivables	Financial assets measured at an amount equal to 12-month expected credit losses	Financial assets measured at an amount equal to life time credit losses	Financial assets considered credit impaired	Total
	(Thousands of yen)
Expected credit losses
As of December 31, 2017	—	—	—	12,142	12,142

Amounts transferred to credit-impaired financial assets	—	—	—	1,838	1,838
Amounts recovered during the year	—	—	—	(2,315)	(2,315)

As of December 31, 2018	—	—	—	11,665	11,665

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

As of December 31, 2018

	Within 1 year	Over 1 year and less than 5 years	Over 5 years (i)	Contractual cash outflows	Carrying amounts
	(Thousands of yen)
Trade and other payables	3,618,028	—	—	3,618,028	3,618,028
Related party trade payables	5,189,472	—	—	5,189,472	5,189,472
Interest-bearing loans and borrowings	2,294,990	2,945,532	—	5,240,522	5,201,412
Other financial liabilities	1,017,582	14,868	1,364,461	2,396,911	2,255,229

	12,120,072	2,960,400	1,364,461	16,444,933	16,264,141

As of December 31, 2017

	Within 1 year	Over 1 year and less than 5 years	Over 5 years (i)	Contractual cash outflows	Carrying amounts
	(Thousands of yen)
Trade and other payables	2,151,549	—	—	2,151,549	2,151,549
Related party trade payables	3,288,093	—	—	3,288,093	3,288,093
Interest-bearing loans and borrowings	1,105,650	1,446,796	—	2,552,446	2,530,421
Other financial liabilities	342,524	5,960	719,756	1,068,240	984,098

	6,887,816	1,452,756	719,756	9,060,328	8,954,161

(i)

The Group is unable to estimate the maturity of franchise deposit liabilities over five years, as the timing of repayment is subject to closure of franchised restaurants and the Group is unable to estimate the number of closures beyond five years.

Interest rate risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk

	2018	2017
	(Thousands of yen)
Change in basis points	+100	+100
Effect on profit before tax	(27,354)	(13,544)

Foreign currency risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk

	2018	2017
	(Thousands of yen)
Change in USD rate	+5%	+5%
Effect on profit before tax	97,840	44,500